Segment report - Performance chemicals Segment (Details) R in Millions, $ in Millions			6 Months Ended			12 Months Ended
		Dec. 01, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)	Jun. 30, 2020 ZAR (R)
Disclosure of operating segments
EBIT				R 21,650	R 9,853	R (111,030)
Profit/(loss)	[1]			R 15,288	4,506	(91,272)
Performance Chemicals
Disclosure of operating segments
Increase (decrease) in sales volume (as a percent)			(3.00%)	(3.00%)
EBIT				R 1,754	1,294	(24,455)
Increase (decrease) in EBIT (as a percent)			36.00%	36.00%
Performance Chemicals | LCCP
Disclosure of operating segments
Profit/(loss)			$ (98)	R (1,595)
Performance Chemicals | Organics
Disclosure of operating segments
Increase (decrease) in sales volume (as a percent)			(10.00%)	(10.00%)
Performance Chemicals | Waxes
Disclosure of operating segments
Increase (decrease) in sales volume (as a percent)			20.00%	20.00%
Performance Chemicals | Advanced materials
Disclosure of operating segments
Increase (decrease) in sales volume (as a percent)			20.00%	20.00%
Base Chemicals
Disclosure of operating segments
EBIT				R 3,624	R (1,488)	R (70,804)
Base Chemicals | LCCP
Disclosure of operating segments
EBIT				R (451)
Proportion of equity interest disposed of		50.00%	50.00%	50.00%

[1]	Earnings increased by more than 100% to R15.3 billion from R4.5 billion in the prior period. These results were underpinned by a strong cash cost and working capital performance in response to the challenging environment, as well as the gains of R4.6 billion on the translation of monetary assets and liabilities and gains of R5.0 billion on the valuation of financial instruments and derivative contracts due to a 15% strengthening of the closing rand/US dollar exchange rate compared to June 2020; and R3.3 billion gain on the reclassification of the foreign currency translation reserve (FCTR), mainly on the divestment of 50% interest in the US LCCP Base Chemicals business. Remeasurement items in the prior year included the impairment of R72.6 billion (US$4.2 billion) of our Base Chemicals portfolio within Sasol Chemicals USA which have been classified as disposal groups held for sale at 30 June 2020 and impaired to its fair value less cost to sell, the impairment of the Synfuels liquid fuels refinery and Sasolburg liquid fuels refinery CGUs of R3.8 billion and R8.6 billion respectively, our Base Chemicals foundation business in the Southern African value chain of R18.1 billion and our South African wax business and Eurasian wax businesses of R4.6 billion and R2.8 billion respectively.